Financial instruments (Tables)	6 Months Ended
Jun. 30, 2019
Financial instruments
Summary of carrying amounts and fair values of financial assets and financial liabilities

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
6/30/2019			cost	cost	amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Non-current assets
Derivative financial instruments	2,247	--	--	--	2,247	--	2,247	--	2,247
Equity securities	--	5	--	--	5	--	--	5	5

Current assets
Bond funds	--	7,859	--	--	7,859	7,859	--	--	7,859
Note receivable	--	1,245	--	--	1,245	1,245	--	--	1,245

Financial assets not measured at fair value
Current assets
Cash and cash equivalents	--	--	5,986	--	5,986	5,986	--		5,986
Trade and other receivables	--	--	4,502	--	4,502	--	--	--	--

Financial liabilities not measured at fair value
Non-current liabilities
Long-term debt	--	--	--	16,628	16,628	--	15,928	--	15,928

Current liabilities
Long-term debt	--	--	--	922	922	--	914	--	914
Trade payables	--	--	--	2,171	2,171	--	--	--	--

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
12/31/2018			cost	cost	amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Non-current assets
Derivative financial instruments	2,229	--	--	--	2,229	--	2,229	--	2,229
Equity securities	--	5	--	--	5	--	--	5	5

Current assets
Bond funds	--	12,905	--	--	12,905	12,905	--	--	12,905

Financial assets not measured at fair value
Current assets
Cash and cash equivalents	--	--	7,402	--	7,402	7,402	--		7,402
Trade and other receivables	--	--	6,030	--	6,030	--	--	--	--

Financial liabilities not measured at fair value
Non-current liabilities
Long-term debt	--	--	--	16,250	16,250	--	15,231	--	15,231
Finance lease obligation	--	--	--	71	71	--	69	--	69

Current liabilities
Long-term debt	--	--	--	816	816	--	809	--	809
Finance lease obligation	--	--	--	34	34	--	34	--	34
Trade payables	--	--	--	2,945	2,945	--	--	--	--